Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,658,023	$ 2,794,108
Unamortized debt issuance cost	(14,564)	(35,740)
Total	2,643,459	2,758,368
Short-term debt	10,190	10,190
Long-term debt	$ 2,633,269	$ 2,748,178